Share Based Payments (Details) - Schedule of Share-Based Payment Expense Related to Employee Stock Option - Cost of share-based payment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share-Based Payment Expense Related to Employee Stock Option [Abstract]
Selling and marketing expenses	$ (225)	$ (56)	$ 956
General and administrative expenses	4,023	2,135
Total	$ 3,798	$ 2,079	$ 956